RELATED PARTY TRANSACTIONS - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure Of Transactions Between Related Parties [Line Items]
Directors' remuneration expense	$ 547	$ 166	$ 1,117	$ 332
Key Management and Directors
Disclosure Of Transactions Between Related Parties [Line Items]
Balance outstanding to a related party	$ 305		$ 305		$ 584